Revenue - Schedule of Deferred Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 2,805	$ 3,080
Cost of revenue recognized	(2,095)	(1,151)
Costs deferred	3,899	876
Foreign exchange	(5)
Ending Balance	$ 4,604	$ 2,805